Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
EBP 025
Fair Value Disclosures
Schedule of master Trust assets measured at fair value on a recurring basis

Disclosures concerning Master Trust assets measured at fair value on a recurring basis are as follows (in thousands):

Assets Measured at Fair Value at December 31, 2025

		Quoted Prices in
		Active Markets for	Significant	Significant
		Identical Assets	Observable Inputs	Unobservable Inputs
	Balance	(Level 1)	(Level 2)	(Level 3)
Assets - Master Trust investments:

Investments at Fair Value:
Separate Account - Common Stock (1)	$378,412	$378,412	—	—
Ford stock fund - Ford common stock	1,802,119	1,802,119	—	—

Total Investments at Fair Value	$2,180,531	$2,180,531	$—	$—

Investments Measured at Net Asset Value:
Common and commingled Institutional pools	24,695,725
Separate Account - Common Stock (2)	2,609
Ford stock fund - Short-term Interest Fund (2)	20,169

Total Investments at NAV	24,718,503

Total Master Trust Investments at Fair Value	$26,899,034

Assets Measured at Fair Value at December 31, 2024

		Quoted Prices in
		Active Markets for	Significant	Significant
		Identical Assets	Observable Inputs	Unobservable Inputs
	Balance	(Level 1)	(Level 2)	(Level 3)
Assets - Master Trust investments:

Investments at Fair Value:
Separate Account - Common Stock (1)	$500,376	$500,376	—	—
Ford stock fund - Ford common stock	1,511,186	1,511,186	—	—

Total Investments at Fair Value	$2,011,562	$2,011,562	$—	$—

Investments Measured at Net Asset Value:
Common and commingled Institutional pools	20,992,156
Separate Account - Common Stock (2)	5,762
Ford stock fund - Short-term Interest Fund (2)	16,250

Total Investments at NAV	21,014,168

Total Master Trust Investments at Fair Value	$23,025,730
(1)	The fund is primarily made up of common stock that is owned 100% by the Master Trust.
(2)	Includes short-term interest funds that invest primarily in fixed-income securities, including but not limited to, bonds, notes or other investments such as government securities, commercial paper, certificates of deposit, master notes or variable amount notes, with the objective of providing current income consistent with the preservation of capital and the maintenance of liquidity.